UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22069

UST Global Private Markets Fund, LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

c/o Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (212) 476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

UST Global Private Markets Fund, LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2019

UST Global Private Markets Fund, LLC

For the six months ended September 30, 2019

UST Global Private Markets Fund, LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2019 (Unaudited)

Assets

Investments, at fair value (cost of $21,202,521)	$42,323,375
Cash and cash equivalents	3,720,895
Prepaid insurance	10,233
Other assets	6,123

Total Assets	$46,060,626

Liabilities

Advisory fee payable	$110,998
Administration service fees payable	29,000
Legal fees payable	14,983
Audit fee payable	16,225
Other payables	1,048

Total Liabilities	$172,254

Commitments and contingencies (See Note 5)

Members’ Equity - Net Assets	$45,888,372

Units of Membership Interests outstanding (unlimited units authorized)	74,070.96
Net Asset Value Per Unit	$619.52

The accompanying notes are an integral part of these financial statements.

1

UST Global Private Markets Fund, LLC

Schedule of Investments

As of September 30, 2019 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Buyout/Growth (61.41%)
Charlesbank Equity Fund VII, L.P.	Primary	10/2009 - 08/2019	North America	$1,483,970	$3,369,000
Charterhouse Capital Partners IX, L.P.	Primary	01/2009 - 05/2019	Europe	1,565,679	701,614
Hellman & Friedman Capital Partners VII, L.P.	Primary	08/2011 - 09/2019	North America	2,120,765	15,028,700
HgCapital 6 A, L.P.	Primary	03/2010 - 03/2018	Europe	296,219	421,110
SPC Partners IV, L.P.	Primary	12/2008 - 08/2019	North America	1,186,687	1,300,813
TA XI, L.P.	Primary	07/2010 - 04/2017	North America	3,812,180	6,385,327
Thomas H. Lee Equity Fund VI, L.P.	Secondary	12/2010 - 03/2019	North America	1,732,882	972,423
				12,198,382	28,178,987
Special Situations (12.04%)
Carlyle Realty Partners V, L.P.	Secondary	03/2011 - 06/2019	North America	790,302	2,257,276
Royalty Opportunities S.àr.l.	Primary	08/2011 - 06/2019	Europe	2,466,393	2,313,986
Starwood Global Opportunity Fund VIII, L.P.	Primary	10/2009 - 02/2016	North America	828,048	953,509
				4,084,743	5,524,771
Venture Capital (18.78%)
Battery Ventures VIII Side Fund, L.P.	Primary	08/2008 - 01/2017	North America	261,335	363,350
Draper Fisher Jurvetson Fund X, L.P.	Primary	07/2010 - 11/2017	North America	2,718,052	4,107,766
Trinity Ventures X, L.P.	Primary	03/2009 - 06/2019	North America	1,940,009	4,148,501
				4,919,396	8,619,617

Total Investments in Portfolio Funds (cost $21,202,521) (92.23%)					42,323,375
Other Assets & Liabilities (Net) (7.77%)					3,564,997
Members’ Equity - Net Assets (100.00%)					$45,888,372

(A)	Non-income producing securities, restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted securities at September 30, 2019, aggregated $21,202,521. Total fair value of illiquid and restricted securities at September 30, 2019 was $42,323,375 or 92.23% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Fund’s Members’ Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

UST Global Private Markets Fund, LLC

Statement of Operations

As of September 30, 2019 (Unaudited)

Investment Income:

Interest income	$42,034

Total Investment Income	42,034

Operating Expenses:

Advisory fee	221,995
Independent Managers’ fees	105,000
Administration service fees	49,000
Legal fees	24,031
Other fees	18,326
Audit fees	16,225
Insurance expense	6,955

Total Operating Expenses	441,532

Net Investment Loss	(399,498)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	4,634,896
Net change in unrealized appreciation on investments	(1,870,665)

Net Realized and Change in Unrealized Gain on Investments	2,764,231

Net Increase in Members’ Equity – Net Assets Resulting From Operations	$2,364,733

The accompanying notes are an integral part of these financial statements.

3

UST Global Private Markets Fund, LLC

Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2019 (Audited)

	Members’ Equity	Investment Adviser	Total
Members’ committed equity	$98,664,646	$-	$98,664,646

Members’ equity at April 1, 2018	$57,143,458	$4,277,769	$61,421,227
Capital distributions	(17,166,925)	(724)	(17,167,649)
Net investment loss	(938,953)	-	(938,953)
Net realized gain on investments	8,591,524	-	8,591,524
Net change in unrealized appreciation on investments	(2,215,968)	-	(2,215,968)
Net change in incentive carried interest	(543,660)	543,660	-
Members’ equity at March 31, 2019	$44,869,476	$4,820,705	$49,690,181

For the six months ended September 30, 2019 (Unaudited)

	Members’ Equity	Investment Adviser	Total
Members’ committed equity	$98,664,646	$-	$98,664,646

Members’ equity at April 1, 2019	$44,869,476	$4,820,705	$49,690,181
Capital distributions	(5,698,201)	(468,341)	(6,166,542)
Net investment loss	(399,498)	-	(399,498)
Net realized gain on investments	4,634,896	-	4,634,896
Net change in unrealized appreciation on investments	(1,870,665)	-	(1,870,665)
Net change in incentive carried interest	(236,473)	236,473	-
Members’ equity at September 30, 2019	$41,299,535	$4,588,837	$45,888,372

The accompanying notes are an integral part of these financial statements.

4

UST Global Private Markets Fund, LLC

Statement of Cash Flows

For the six months ended September 30, 2019

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$2,364,733
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Contributions to investments	(473,693)
Proceeds received from investments	6,963,731
Net realized gain on investments	(4,634,896)
Net change in unrealized appreciation on investments	1,870,665
Changes in assets and liabilities related to operations
(Increase)/decrease in prepaid insurance	(4,828)
(Increase)/decrease in other assets	306
Increase/(decrease) in administration service fees payable	9,000
Increase/(decrease) in legal fees payable	(8,345)
Increase/(decrease) in audit fee payable	(16,225)
Increase/(decrease) in other payables	(8,280)

Net cash provided by (used in) operating activities	6,062,168

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(6,166,542)

Net cash provided by (used in) financing activities	(6,166,542)

Net change in cash and cash equivalents	(104,374)
Cash and cash equivalents at beginning of period	3,825,269

Cash and cash equivalents at end of period	$3,720,895

The accompanying notes are an integral part of these financial statements.

5

UST Global Private Markets Fund, LLC

Financial Highlights

	For the six months ended September 30, 2019 (Unaudited)	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2015
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$670.85	$829.22	$920.12	$1,047.58	$1,286.90	$1,450.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(5.40)	(12.68)	(14.92)	(17.77)	(19.49)	(23.17)
Net realized and change in unrealized gain on investments	37.31	86.07	172.22	81.72	150.80	208.57
Net increase/decrease in net assets resulting from operations	31.91	73.39	157.30	63.95	131.31	185.40

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(83.24)	(231.76)	(248.20)	(191.41)	(370.63)	(349.29)
NET ASSET VALUE, END OF PERIOD	$619.52	$670.85	$829.22	$920.12	$1,047.58	$1,286.90
TOTAL NET ASSET VALUE RETURN (1), (2)	4.87%	9.82%	18.49%	6.47%	10.52%	14.81%

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity - Net Assets, end of period in thousands (000's)	$45,888	$49,690	$61,421	$68,154	$77,595	$85,833
Ratios to average Members’ Equity - Net Assets: (3), (4)
Expenses excluding incentive carried interest	1.81%	1.87%	1.80%	1.81%	1.64%	1.91%
Net change in incentive carried interest	0.50%	0.99%	1.81%	0.65%	0.80%	1.04%
Expenses including incentive carried interest	2.31%	2.86%	3.61%	2.46%	2.44%	2.95%
Net investment loss excluding incentive carried interest	(1.64)%	(1.70)%	(1.72)%	(1.80)%	(1.64)%	(1.91)%
Portfolio Turnover Rate (5)	1.06%	1.08%	1.10%	2.81%	6.04%	14.56%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (6)	11.52%	11.59%	11.67%	11.04%	11.58%	11.61%
Internal Rate of Return after incentive carried interest (6)	11.07%	11.08%	11.14%	10.82%	11.09%	11.13%

1)	Selected data for a unit of Membership Interest outstanding throughout each period.
2)	Total investment return, based on per unit net asset value reflects the changes in net asset value based on the effects of offering costs, the performance of the Fund during the period and assumes distributions, if any, were reinvested. The Fund’s units are not traded in any market, therefore, the market value total investment return is not calculated.
3)	Ratios do not reflect the Fund’s proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
4)	For the six months ended September 30, 2019, the ratios are annualized.
5)	Contributions paid to Portfolio Funds are included in the portfolio turnover rate.
6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets before and after incentive carried interest at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

6

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2019 (Unaudited)

1. Organization

UST Global Private Markets Fund, LLC (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on February 2, 2007. The Fund commenced operations on July 1, 2008. The duration of the Fund is twelve years from the final subscription closing date (the “Final Closing”), which occurred on December 31, 2009. The Board of Managers of the Fund (the “Board” or the “Board of Managers”), with the consent of members of the Fund (“Members”) holding more than 50% of the outstanding units, may extend the term for up to three successive one-year periods, or more if necessary, to permit orderly liquidation.

The Fund’s investment objective is to achieve long-term capital appreciation. Neither the Fund nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Fund will achieve its investment objective. The Fund seeks to achieve its objective primarily by investing in private equity funds pursuing investment strategies in buyout, venture capital and special situations (distressed debt, mezzanine secondaries, natural resources, opportunistic real estate, royalties and other private equity strategies perceived to be attractive by the Registered Investment Adviser) (collectively, the “Portfolio Funds”). The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The Board has overall responsibility to manage and supervise the operation of the Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to manage the day-to-day operations of the Fund.

2. Significant Accounting Policies

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The books and records of the Fund are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Basis of Accounting

The Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred.

B.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

7

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2019 (Unaudited)

C.	Valuation of Investments

The Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Fund values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Fund.  The value of the Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Fund by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of September 30, 2019, investments valued using the practical expedient with a fair value of $42,323,375 are excluded from the fair value hierarchy.

FASB ASC 820-10 Fair Value Measurements and Disclosure establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

8

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2019 (Unaudited)

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Fund’s Portfolio Funds as of September 30, 2019 is one to four years, with the possibility of extensions by each of the Portfolio Funds.

D.	Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Fund’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Equity – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2019, the Fund held $3,720,895 in an overnight sweep that is deposited into a money market account.

E.	Investment Gains and Losses

The Fund records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Fund recognizes within the Statement of Operations its share of realized gains or (losses), and the Fund’s net change in unrealized appreciation/(depreciation) and the Fund’s share of net investment loss based upon information received regarding distributions from managers of the Portfolio Funds. The Fund may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Change in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

9

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2019 (Unaudited)

The Portfolio Funds may make in-kind distributions to the Fund and, particularly in the event of the dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Fund will be to liquidate such investments and distribute proceeds to the Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Fund.

F.	Income Taxes

The Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to individual Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Fund has a tax year end of December 31.

Differences arise in the computation of Members’ capital for financial reporting in accordance with GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that the change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Portfolio Funds. As of September 30, 2019, the Fund had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Fund on Schedule K-1 as of December 31, 2018, and after adjustment for purchases and sales between December 31, 2018 and September 30, 2019, the estimated cost of the Portfolio Funds at September 30, 2019, for federal income tax purposes aggregated $20,569,635. The net unrealized appreciation for federal income tax purposes was estimated to be $21,753,740. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $27,529,763 and $5,776,023 respectively.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations which is from the year 2015 forward (with limited exceptions). Financial Accounting Standards Board (“FASB”) ASC 740-10 Income Taxes requires the Sub-Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Fund’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Fund’s financial statements for the six months ended September 30, 2019. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2019, the Fund did not incur any interest or penalties.

10

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2019 (Unaudited)

G.	Restrictions on Transfers

Interests of the Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H.	Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Fund level expenses shown on the Fund’s Statement of Operations, Members of the Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Fund’s Financial Highlights.

I.	Fund Expenses

The Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: advisory fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; registration expenses; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.

J.	Foreign Currency Translation

The Fund has foreign investments which require the Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as change in unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

K.	Recent Accounting Pronouncements

In August of 2018, the FASB issued ASU 2018-13 Topic 820, Disclosure Framework – Changes to the Disclosure Requirement for Fair Value Measurement. ASU 2018-13 removes the requirement to disclose the valuation policy for Level 3 investments and provides modifications to the requirements for disclosure on Level 3 investments as well as transfers within the fair value hierarchy. This update is effective for fiscal years beginning after December 15, 2019, and early adoption is permitted. The Fund has early adopted. This guidance does not have a material impact on the Funds financial statements.

11

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2019 (Unaudited)

3. Advisory Fee, Administration Service Fee and Related Party Transactions

Under the Fund’s initial advisory agreement approved by the Board on September 11, 2009, and pursuant to each subsequent advisory agreement, including the Fund’s current agreement with NBIA, the Fund pays an investment advisory fee of 1.5% on capital commitments of Members (the “Advisory Fee”), with an annual 10% step-down (the “Step-down”) starting on the third anniversary of the Final Closing and continuing until the Advisory Fee reaches 0.25%. The Final Closing occurred on December 31, 2009, which means that the Step-down started on January 1, 2013. No Advisory Fee was paid by the Fund until the Final Closing. For the sixth months ended September 30, 2019, the Fund incurred Advisory Fees totaling $221,995. As more fully described in Note 4, after Members have received distributions equal to 125% of their drawn commitments, all future distributions will be split 90% to Members pro rata in accordance with their respective drawn commitments and 10% to the Registered Investment Adviser. The Incentive Carried Interest (as defined below) is paid in addition to the Advisory Fee.

Pursuant to an Administrative and Accounting Services Agreement, the Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the Fund. In consideration for these services, the Fund pays the Administrator a tiered fee between 0.0125% and 0.0250%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. For the six months ended September 30, 2019, the Fund incurred administration fees totaling $40,000.

The Board consists of six managers, each of whom is not an “interested person” of the Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Fund on a quarterly basis. The Independent Managers are also reimbursed for our of pocket expenses in connection with providing their services to the Fund. For the six months ended September 30, 2019, the Fund incurred $105,000 in Independent Managers’ fees.

As of September 30, 2019, one person had an ownership of approximately 15% of the Fund’s total commitments and is treated as an “affiliated person”, as defined in the Investment Company Act, (the “Affiliated Person”). The affiliation between the Affiliated Person and the Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Members

At September 30, 2019, capital commitments from the Members totaled $98,664,646. Capital contributions received by the Fund with regard to satisfying Member commitments totaled $83,342,699 which represents approximately 84% of committed capital at September 30, 2019. Cumulatively through September 30, 2019, Members have defaulted on $522,250 in Member contributions. Management addressed the defaulting Members in accordance with the Fund’s limited liability company agreement (“LLC Agreement”).

12

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2019 (Unaudited)

Capital contributions will be credited to each Member’s capital account and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. For the six months ended September 30, 2019, the Fund did not issue any units.

The net profits or net losses of the Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation such that it would follow the distributions as outlined below.

Distributions will be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to the Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with the Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2019, the Fund had distributed $108,869,025 to Members. Distributions from the Fund are made in the following priority:

a.	a 125% return of all drawn commitments to Members until all the drawn commitments are returned to Members; and

b.	a 90% - 10% split between the Members and the Registered Investment Adviser.

Incentive Carried Interest is accrued based on the net asset value of the Fund each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Registered Investment Adviser is required to accrue Incentive Carried Interest on the basis of hypothetical liquidation, which may result in an accrual prior to distributing 125% of drawn capital commitments. The Statement of Changes in Members’ Equity – Net Assets discloses that amount payable and paid to the Registered Investment Adviser in the period in which it occurs. As of September 30, 2019, the cumulative Incentive Carried Interest was $5,057,902 of which cumulative distributions of $469,065 have been made to the Registered Investment Adviser with respect to the Incentive Carried Interest.

5. Capital Commitments of the Fund to Portfolio Funds

As of September 30, 2019, the Fund had total capital commitments of $89,326,463 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $5,668,730 as listed below:

Portfolio Funds:	Unfunded Commitment
Buyout/Growth	$2,623,856
Special Situations	2,844,874
Venture Capital	200,000
Total	$5,668,730

13

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2019 (Unaudited)

6. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Fund cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Fund has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds each represent 5% or more of Members’ Equity - Net Assets of the Fund. Thus, the Portfolio Funds’ investment objectives are disclosed below.

Hellman & Friedman Capital Partners VII, L.P. represents 32.75% of Members’ Equity – Net Assets of the Fund as of September 30, 2019. The objective of Hellman & Friedman Capital Partners VII, L.P. is to invest in financial restructurings and leveraged buyouts.

TA XI, L.P. represents 13.91% of Members’ Equity - Net Assets of the Fund as of September 30, 2019. The objective of TA XI, L.P. is to make investments in profitable, private middle-market companies in growth industries.

Trinity Ventures X, L.P. represents 9.04% of Members’ Equity - Net Assets of the Fund as of September 30, 2019. The objective of Trinity Ventures X, L.P. is to provide select investors with the opportunity to realize long-term appreciation, generally from venture capital investments.

Draper Fisher Jurvetson Fund X, L.P. represents 8.95% of Members’ Equity – Net Assets of the Fund as of September 30, 2019. The objective of Draper Fisher Jurvetson Fund X, L.P. is to invest in venture capital, both domestically and globally.

Charlesbank Equity Fund VII, L.P. represents 7.34% of Members’ Equity - Net Assets of the Fund as of September 30, 2019. The objective of Charlesbank Equity Fund VII, L.P. is to make investments in equity, debt, convertible securities and other interests in business organizations, and to provide capital for acquisition and expansion of growing companies.

Royalty Opportunities S.ar.l. represents 5.04% of Members’ Equity - Net Assets of the Fund as of September 30, 2019. The objective of Royal Opportunities S.ar.l. is to invest primarily in cash flow streams of approved products protected by patents.

7. Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be determined; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

14

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2019 (Unaudited)

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry and currency risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Fund may have a concentration of investments, as permitted by the Private Placement Memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner, if at all.

The Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

If the Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. This may impair the ability of the Fund to pursue its investment program, force the Fund to borrow or otherwise impair the value of the Fund’s investments (including the complete devaluation of the Fund). In addition, defaults by Members on their commitments to the Fund, may cause the Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Fund, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

15

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2019 (Unaudited)

9. Subsequent Events

The Fund has evaluated all events subsequent to September 30, 2019, through the date these financial statements were available to be issued and has determined that no further subsequent events require disclosure.

16

UST Global Private Markets Fund, LLC
Supplemental Information
September 30, 2019 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Fund’s policies and procedures used to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information regarding proxy votes cast by the Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Fund did not receive any proxy solicitations during the six months ended September 30, 2019.

The Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-PORT. The Fund’s Forms N-PORT (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Fund at 212-476-8800.

17

UST Global Private Markets Fund, LLC
Advisory and Sub-Advisory Agreement Approval
September 30, 2019 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of Managers (the “Board”) of the UST Global Private Markets Fund, LLC (the “Fund”) considered the approval of the Investment Advisory Agreement between the Fund and Neuberger Berman Investment Advisers LLC (“NBIA”) and the Sub-Advisory Agreement between NBIA, on behalf of the Fund, and NB Alternatives Advisers LLC (“NBAA” and, together with NBIA, “Neuberger Berman”), at a meeting held on July 30, 2019 (the “Meeting”). The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the “Agreements”), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA’s financial condition. The Board’s counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA’s financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the “Sub-Advisory Fee”), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Fund reflects the economies of scale for the benefit of the members of the Fund, noting that economies of scale are realized when a fund’s assets increase significantly and that the Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Fund. The Board concluded that Advisory Fee and Sub-Advisory Fee were reasonable.

18

UST Global Private Markets Fund, LLC
Advisory and Sub-Advisory Agreement Approval
September 30, 2019 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Fund. The Board also considered Neuberger Berman’s extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Fund’s affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Fund. The Board concluded that, in light of the particular requirements of the Fund, it was satisfied with the professional qualifications and overall commitment to the Fund of the portfolio management team.

The Board discussed Neuberger Berman’s profitability and, after reviewing this information, and other information discussed at the meeting, determined that the profitability relating to the Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Fund and Neuberger Berman’s service levels, the current profitability of Neuberger Berman resulting from its relationship to the Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the Fund’s arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

19

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the period ended September 30, 2019.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2019.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UST Global Private Markets Fund, LLC

By: /s/ James Bowden

James Bowden

Chief Executive Officer and President

Date: December 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Bowden

James Bowden

Chief Executive Officer and President

(Principal Executive Officer)

Date: December 9, 2019

By: /s/ John M. McGovern

John M. McGovern

Treasurer

(Principal Financial Officer)

Date: December 9, 2019